Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value	$ 218,193.3	$ 244,572.2
Fair Value Asset	1,915.9	3,250.8
Fair Value Liability	1,904.4	3,144.4
Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	213,246.7	239,901.3
Fair Value Asset	1,735.3	3,062.1
Fair Value Liability	1,730.4	2,959.8
Interest Rate Option Contracts
Derivative [Line Items]
Notional Value	31.4	100.5
Fair Value Asset
Fair Value Liability
Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	4,915.2	4,570.4
Fair Value Asset	180.6	188.7
Fair Value Liability	$ 174.0	$ 184.6